SCHEDULE H LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 926,877,867
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	9,029,950
Total	935,907,817
Total Fixed Income Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,782,011
Total Mutual Funds - Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	361,240,442
Total Retirement-Year Based Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	309,225,889
Total Balanced Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 6,567,596
Notes Receivable | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable, interest rate	4.25%
Notes Receivable | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant notes receivable, interest rate	10.50%
Investment, Identifier [Axis]: Applied Industrial Technologies, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 160,889,571
Investment, Identifier [Axis]: Balanced Funds | Hartford Balanced Income R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,980,374
Investment, Identifier [Axis]: Balanced Funds | Nuveen Lifestyle Conservative R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,311,581
Investment, Identifier [Axis]: Balanced Funds | T. Rowe Price Spectrum Conservative Allocation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,312,280
Investment, Identifier [Axis]: Balanced Funds | Vanguard Wellesley Income Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,963,361
Investment, Identifier [Axis]: Bond Fund | American Funds Bond Fund of America R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,923,141
Investment, Identifier [Axis]: Bond Fund | Baird Aggregate Bond Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,939,252
Investment, Identifier [Axis]: Bond Fund | John Hancock Investment Grade Bond R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,919,618
Investment, Identifier [Axis]: Foreign Stock Fund | MFS International Equity R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,316,014
Investment, Identifier [Axis]: Foreign Stock Fund | Mercer Non US Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,468,027
Investment, Identifier [Axis]: Foreign Stock Fund | Nuveen Social Choice International Equity R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,313,665
Investment, Identifier [Axis]: Foreign Stock Fund | Vanguard Total International Stock Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,495,640
Investment, Identifier [Axis]: Large Core Stock Fund | Columbia Large Cap Enhanced Core I3 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,382,224
Investment, Identifier [Axis]: Large Core Stock Fund | T. Rowe Price U.S. Equity Research Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,374,177
Investment, Identifier [Axis]: Large Core Stock Fund | Vanguard Growth & Income Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,364,537
Investment, Identifier [Axis]: Large Core Stock Fund | Vanguard Institutional Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,675,682
Investment, Identifier [Axis]: Large Growth Stock Fund | Harbor Capital Appreciation Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,531,718
Investment, Identifier [Axis]: Large Growth Stock Fund | JP Morgan Growth Advantage R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,506,720
Investment, Identifier [Axis]: Large Growth Stock Fund | Vanguard Growth Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,025,288
Investment, Identifier [Axis]: Large Value Stock Fund | JP Morgan US Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,308,056
Investment, Identifier [Axis]: Large Value Stock Fund | Putnam Large Cap Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,313,802
Investment, Identifier [Axis]: Large Value Stock Fund | Vanguard Value Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,423,844
Investment, Identifier [Axis]: Mid Cap Core Stock Fund | Fidelity Mid Cap Stock K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	790,697
Investment, Identifier [Axis]: Mid Cap Core Stock Fund | MFS Blended Research Mid Cap Equity R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,189,570
Investment, Identifier [Axis]: Mid Cap Core Stock Fund | Madison Mid Cap R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	817,990
Investment, Identifier [Axis]: Mid Cap Core Stock Fund | Vanguard Mid Cap Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,174,119
Investment, Identifier [Axis]: Mid Cap Core Stock Fund | Vanguard Strategic Equity Inv Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,981,014
Investment, Identifier [Axis]: Mid Cap Growth Stock Fund | ClearBridge Select IS Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,810,071
Investment, Identifier [Axis]: Mid Cap Growth Stock Fund | Fidelity Mid Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,407,170
Investment, Identifier [Axis]: Mid Cap Growth Stock Fund | T. Rowe Price Instl Mid-Cap Equity Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,177,423
Investment, Identifier [Axis]: Mid Cap Value Stock Fund | John Hancock Disciplined Value Mid Cap R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,605,949
Investment, Identifier [Axis]: Mid Cap Value Stock Fund | MFS Mid Cap Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,741,046
Investment, Identifier [Axis]: Mid Cap Value Stock Fund | Vanguard Mid-Cap Value Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,360,554
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,070,927
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,463,789
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	65,579,924
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	54,431,173
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,910,260
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	33,970,632
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,187,605
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,469,387
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,567,977
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,764,398
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	720,882
Investment, Identifier [Axis]: Retirement-Year Based Funds | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,088,935
Investment, Identifier [Axis]: Small Cap Core Stock Fund | Thrivent Small Cap Stock S Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	907,782
Investment, Identifier [Axis]: Small Cap Core Stock Fund | Touchstone Small Company R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	910,030
Investment, Identifier [Axis]: Small Cap Core Stock Fund | Vanguard Small Cap Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,214,869
Investment, Identifier [Axis]: Small Cap Growth Stock Fund | American Century Small Cap Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,676,919
Investment, Identifier [Axis]: Small Cap Growth Stock Fund | Putnam Small Cap Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,686,845
Investment, Identifier [Axis]: Small Cap Growth Stock Fund | Vanguard Russell 2000 Growth Index Instl Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,016,247
Investment, Identifier [Axis]: Small Cap Value Stock Fund | Vanguard Small-Cap Value Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,799,705
Investment, Identifier [Axis]: Small Cap Value Stock Fund | Applied Finance Explorer Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	946,372
Investment, Identifier [Axis]: Small Cap Value Stock Fund | PIMCO RAE US Small Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,582,340
Investment, Identifier [Axis]: Stable Principal Fund | Vanguard Fiduciary Trust Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	62,172,358
Investment, Identifier [Axis]: Vanguard Cash Reserve Money Market Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	269,388
Investment, Identifier [Axis]: Vanguard Growth Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36,030,994
Investment, Identifier [Axis]: Vanguard Institutional Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,295,388
Investment, Identifier [Axis]: Vanguard Mid Cap Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,368,965
Investment, Identifier [Axis]: Vanguard Small Cap Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,484,765
Investment, Identifier [Axis]: Vanguard Total International Stock Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,947,448
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,536
Investment, Identifier [Axis]: Vanguard Value Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 8,544,852